Assets held for sale (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Assets Held for Sale

	2017	2016
	£m	£m
Property, plant and equipment	57	184
Goodwill	—	13
Other intangibles	49	12
Inventory	7	7
Other	—	(1)

	113	215